Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 731.3		$ 687.3		$ 603.6
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Investment Security Losses, net	1.5	[1]	1.7	[1]	23.9	[1]
Amortization and Accretion of Securities and Unearned Income, net	44.7		(11.7)		(34.2)
Provision for Credit Losses	20.0		25.0		55.0
Depreciation on Buildings and Equipment	92.3		88.3		89.2
Gains on Sale of Buildings and Equipment	(32.6)		1.2		(0.9)
Change in Accrued Income Taxes	(31.5)		18.5		(115.5)
Pension Plan Contributions	(20.7)		(112.3)		(110.6)
Visa Indemnification Benefit					(23.1)
Deferred Income Tax Provision	66.6		79.7		97.2
Change in Receivables	(206.2)		(41.9)		(179.7)
Change in Interest Payable	(11.2)		(10.0)		5.0
Change in Collateral With Derivative Counterparties, net	(250.6)		(127.9)		172.1
Other Operating Activities, net	209.5		15.4		496.4
Net Cash Provided by Operating Activities	839.3		814.4		1,254.3
CASH FLOWS FROM INVESTING ACTIVITIES
Net Change in Federal Funds Sold and Securities Purchased under Agreements to Resell	(468.8)		60.5		38.8
Change in Interest-Bearing Deposits with Banks	(782.1)		(2,107.1)		(1,345.1)
Net Change in Federal Reserve Deposits and Other Interest-Bearing Assets	(5,292.1)		5,829.0		(2,512.4)
Purchases of Securities - Held to Maturity	(5,715.5)		(3,798.5)		(147.6)
Proceeds from Maturity and Redemption of Securities - Held to Maturity	5,853.9		2,220.9		272.9
Purchases of Securities - Available for Sale	(8,168.0)		(19,546.4)		(33,302.1)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	8,456.4		21,183.3		23,082.9
Change in Loans and Leases	17.8		(469.6)		(1,017.9)
Purchases of Buildings and Equipment	(91.9)		(73.3)		(96.9)
Purchases and Development of Computer Software	(293.0)		(239.2)		(274.2)
Change in Client Security Settlement Receivables	690.6		(1,270.8)		(77.0)
Decrease in Cash Due to Acquisitions, net of Cash Acquired					(172.6)
Other Investing Activities, net	109.4		(161.2)		162.8
Net Cash Provided by (Used in) Investing Activities	(5,683.3)		1,627.6		(15,388.4)
CASH FLOWS FROM FINANCING ACTIVITIES
Change in Deposits	2,938.9		(1,269.7)		18,481.8
Change in Federal Funds Purchased	184.9		(35.1)		(2,876.3)
Change in Securities Sold under Agreements to Repurchase	217.5		(499.0)		244.4
Change in Short-Term Other Borrowings	1,258.8		(435.5)		630.5
Proceeds from Term Federal Funds Purchased					7,962.3
Repayments of Term Federal Funds Purchased					(7,981.3)
Proceeds from Senior Notes and Long-Term Debt	750.0		500.0		500.0
Repayments of Senior Notes and Long-Term Debt	(804.4)		(923.7)		(880.7)
Treasury Stock Purchased	(309.7)		(162.4)		(79.0)
Net Proceeds from Stock Options	146.2		106.8		75.6
Cash Dividends Paid on Common Stock	(220.6)		(354.3)		(273.7)
Other Financing Activities, net	226.7
Net Cash Provided by (Used in) Financing Activities	4,388.3		(3,072.9)		15,803.6
Effect of Foreign Currency Exchange Rates on Cash	(134.6)		68.3		(172.2)
Increase (Decrease) in Cash and Due from Banks	(590.3)		(562.6)		1,497.3
Cash and Due from Banks at Beginning of Year	3,752.7		4,315.3		2,818.0
Cash and Due from Banks at End of Year	3,162.4		3,752.7		4,315.3
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest Paid	231.9		307.4		394.5
Income Taxes Paid	262.6		188.5		153.3
Transfers from Loans to OREO	24.7		48.5		68.8
Computer Software
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of Intangibles	205.1		180.8		158.4
Other Intangible Assets
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of Intangibles	$ 21.1		$ 20.3		$ 17.5

[1]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ - $ (2.7) $ (1.1) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI - (0.6) (22.2) Other Security Gains (Losses), net (1.5) 1.6 (0.6) Investment Security Gains (Losses), net $ (1.5) $ (1.7) $ (23.9)